Average Annual Total Returns (Vanguard U.S. Growth Fund)	12 Months Ended
Aug. 31, 2013
Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.49%
Five Years	19.12%
Ten Years	7.12%
Inception Date	Jan. 06, 1959
Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.71%
Five Years	19.30%
Ten Years	7.32%
Inception Date	Aug. 13, 2001
Return After Taxes on Distributions | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.36%
Five Years	19.03%
Ten Years	7.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.19%
Five Years	15.62%
Ten Years	5.78%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.48%
Five Years	20.39%
Ten Years	7.83%